INTANGIBLE ASSETS - NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Capitalization Finite Lived Intangible Assets Legal Expenses	$ 89,434
Amortization of Intangible Assets	4,472	$ 4,471
Finite-Lived Intangible Assets, Accumulated Amortization	44,717	$ 40,245
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 4,472
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	20 years